BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Schedule of brokerage commission and handling charge expenses

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Commission, handling and settlement expenses	78,581	95,064	302,800
IPO subscription service charge expenses	1,546	5,486	58,686
Total	80,127	100,550	361,486